SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of maturity analysis of operating lease payments
Lease obligations at December 31, 2018 were as follows, as disclosed in the partnership’s annual report on Form 20-F for the year-ended December 31, 2018:

(US$ Millions)	Dec. 31, 2018
Less than 1 year	$104
1-5 years	401
More than 5 years	5,631
Total	6,136
Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Less than 1 year	$3,191	$3,282
1-5 years	11,030	11,679
More than 5 years	12,089	11,856
Total	$26,310	$26,817

Disclosure of maturity analysis of finance lease payments receivable
Lease obligations at December 31, 2018 were as follows, as disclosed in the partnership’s annual report on Form 20-F for the year-ended December 31, 2018:

(US$ Millions)	Dec. 31, 2018
Less than 1 year	$104
1-5 years	401
More than 5 years	5,631
Total	6,136

Disclosure of detailed information about financial instruments
The following table presents the types of financial instruments held by the partnership within each financial instrument classification under IFRS 9:

	IAS 39		IFRS 9
	Classification	Measurement basis	Classification and measurement basis
Financial assets
Participating loan interests	Loans and receivables	Amortized cost	FVTPL
Loans and notes receivable	Loans and receivables	Amortized cost	Amortized cost
Other non-current assets
Securities designated as fair value through profit and loss (“FVTPL”)	FVTPL	Fair value	FVTPL
Derivative assets	FVTPL	Fair value	FVTPL
Securities designated as AFS	AFS	Fair value	FVTOCI
Restricted cash	Loans and receivables	Amortized cost	Amortized cost
Accounts receivable and other
Derivative assets	FVTPL	Fair value	FVTPL
Other receivables	Loans and receivables	Amortized cost	Amortized cost
Cash and cash equivalents	Loans and receivables	Amortized cost	Amortized cost
Financial liabilities
Debt obligations	Other liabilities	Amortized cost	Amortized cost
Capital securities	Other liabilities	Amortized cost	Amortized cost
Capital securities - fund subsidiaries	Other liabilities	Fair value	FVTPL
Other non-current liabilities
Loan payable	FVTPL	Fair value	FVTPL
Other non-current financial liabilities	Other liabilities	Amortized cost	Amortized cost
Derivative liabilities	FVTPL	Fair value	FVTPL
Accounts payable and other liabilities	Other liabilities	Amortized cost	Amortized cost